Share-based Compensation (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2025 £ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 £ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 £ / shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options granted during the period shares	3,098,270
Share based compensation arrangement by share based payment exercise price per share | £ / shares	£ 1
Share-based compensation arrangement by share-based payment award, award vesting period	8 months
Outstanding equity securities		5.00%
2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award cost not yet recognized amount | $					$ 5.4
2024 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award options granted during the period shares			13,611,563
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares				£ 0.0001		£ 0.0001
Share based compensation by share based award vesting period	5 years		5 years
Share based compensation by share based award weighted average fair value of options granted during the period | $ / shares		$ 2.93	$ 5.1
Share based compensation by share based award aggregate fair value of options vested during the period | $		$ 14.2	$ 68.8
Share based compensation by share based award cost not yet recognized period for recognition		6 months
DBLP Sea Cow Limited [Member] | 2024 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			11,679,174
Consultants [Member] | 2024 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			250,000
Employee Stock Option | Executives and Employees [Member] | 2024 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period			3 years